UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Small Cap Value Fund

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 17.7%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc.	117,500	2,203,125
ArvinMeritor, Inc.	212,200	3,187,244
Tenneco, Inc.*	59,500	1,350,650

		6,741,019
Distributors 0.9%
Building Materials Holding Corp. (a)	112,800	2,939,568
Diversified Consumer Services 0.2%
Coinstar, Inc. *	25,800	783,804
Hotels Restaurants & Leisure 3.4%
CBRL Group, Inc.	45,500	1,997,905
Jack in the Box, Inc.*	83,100	4,662,741
Luby’s, Inc.*	63,300	633,633
Papa John’s International, Inc.*	109,400	4,014,980

		11,309,259
Leisure Equipment & Products 0.9%
Marvel Entertainment, Inc.*	117,400	2,976,090
Media 3.2%
Arbitron, Inc.	42,600	1,789,200
Catalina Marketing Corp.	100,400	2,545,140
Reader’s Digest Association, Inc.	91,300	1,312,894
Scholastic Corp.*	152,600	4,794,692

		10,441,926
Multiline Retail 1.2%
Big Lots, Inc.*	194,400	4,097,952
Specialty Retail 2.7%
Group 1 Automotive, Inc.	86,300	4,945,853
Payless ShoeSource, Inc.*	149,700	4,004,475

		8,950,328
Textiles, Apparel & Luxury Goods 3.1%
Brown Shoe Co., Inc.	61,100	2,380,456
Kellwood Co.	146,100	4,470,660
UniFirst Corp.	16,700	602,035
Wolverine World Wide, Inc.	93,050	2,638,898

		10,092,049
Consumer Staples 3.7%
Food & Staples Retailing 1.2%
Casey’s General Stores, Inc.	126,900	3,079,863
Spartan Stores, Inc.	46,000	951,280

		4,031,143
Food Products 2.2%
Flowers Foods, Inc.	147,825	4,016,405
Seaboard Corp.	2,200	3,106,400

		7,122,805
Personal Products 0.3%
Elizabeth Arden, Inc.*	52,100	908,624
Energy 4.2%
Oil, Gas & Consumable Fuels
Edge Petroleum Corp.*	102,900	1,873,809
Harvest Natural Resources, Inc.*	185,200	2,057,572
Penn Virginia Corp.	49,200	3,520,260
Swift Energy Co.*	85,400	3,989,888
Whiting Petroleum Corp.*	57,300	2,556,153

		13,997,682
Financials 32.7%
Capital Markets 0.6%
Apollo Investment Corp.	95,200	2,052,512
Commercial Banks 5.9%
BancFirst Corp.	6,500	323,375
First Republic Bank	11,500	447,810
FirstMerit Corp.	77,100	1,790,262
Greater Bay Bancorp.	70,400	1,812,800
Hancock Holding Co.	68,400	3,508,920
IBERIABANK Corp.	5,450	320,678
Pacific Capital Bancorp.	103,166	3,173,386
Provident Bankshares Corp.	25,300	914,342
Sandy Spring Bancorp., Inc.	12,650	463,749
Sterling Financial Corp.	88,800	2,953,488
Susquehanna Bancshares, Inc.	25,200	629,748
UMB Financial Corp.	38,570	1,383,120
Umpqua Holdings Corp.	10,600	299,344
United Bankshares, Inc.	37,400	1,428,306

		19,449,328
Consumer Finance 1.2%
Cash America International, Inc.	90,900	3,756,897
Insurance 4.4%
Argonaut Group, Inc.*	46,900	1,595,069
LandAmerica Financial Group, Inc.	71,800	4,529,862
Navigators Group, Inc.*	22,800	1,073,196
Odyssey Re Holdings Corp. (a)	68,100	2,414,145
ProAssurance Corp.*	5,700	277,590
Safety Insurance Group, Inc.	6,300	315,063
Stewart Information Services Corp.	42,200	1,563,932
The Midland Co.	6,200	289,788
Zenith National Insurance Corp.	54,350	2,528,362

		14,587,007
Real Estate Investment Trusts 11.7%
Alexandria Real Estate Equities, Inc. (REIT)	17,300	1,724,810
American Financial Realty Trust (REIT)	59,900	699,033
American Home Mortgage Investment Corp. (REIT)	33,200	1,134,444
Anthracite Capital, Inc. (REIT)	73,500	1,052,520
Ashford Hospitality Trust (REIT)	57,400	739,312
BioMed Realty Trust, Inc. (REIT)	50,500	1,627,615
Crescent Real Estate Equities Co. (REIT)	69,000	1,504,200
Education Realty Trust, Inc. (REIT)	49,300	762,671
Entertainment Properties Trust (REIT)	24,000	1,320,000
Equity One, Inc. (REIT)	48,000	1,205,760
FelCor Lodging Trust, Inc. (REIT)	26,100	541,836
First Industrial Realty Trust, Inc. (REIT) (a)	34,500	1,585,965
Healthcare Realty Trust, Inc. (REIT)	37,200	1,506,600

Highwoods Properties, Inc. (REIT)	46,500	1,776,300
Inland Real Estate Corp. (REIT)	28,300	528,927
KKR Financial Corp. (REIT)	32,700	877,341
LaSalle Hotel Properties (REIT)	32,600	1,377,350
Lexington Corporate Properties Trust (REIT)	56,200	1,197,060
Maguire Properties, Inc. (REIT)	17,100	731,196
Mid-America Apartment Communities, Inc. (REIT)	17,900	1,139,335
National Retail Properties, Inc. (REIT)	55,400	1,244,838
Nationwide Health Properties, Inc. (REIT)	66,500	1,911,210
Newcastle Investment Corp. (REIT)	17,800	528,126
Pennsylvania Real Estate Investment Trust (REIT)	34,500	1,486,950
Potlatch Corp. (REIT)	33,400	1,356,040
RAIT Investment Trust (REIT)	36,700	1,103,202
Realty Income Corp. (REIT)	65,400	1,726,560
Redwood Trust, Inc. (REIT)	23,800	1,308,286
Senior Housing Properties Trust (REIT)	27,000	619,110
Sovran Self Storage, Inc. (REIT) (a)	20,700	1,220,886
Strategic Hotels & Resorts, Inc. (REIT)	63,900	1,359,153
Sunstone Hotel Investors, Inc. (REIT)	33,700	992,802
U-Store-It Trust (REIT)	21,400	469,944

		38,359,382
Thrifts & Mortgage Finance 8.9%
Accredited Home Lenders Holding Co.*	31,700	970,020
BankAtlantic Bancorp., Inc. “A”	131,400	1,721,340
BankUnited Financial Corp. “A”	196,700	5,304,999
Corus Bankshares, Inc. (a)	236,200	4,849,186
Downey Financial Corp.	18,700	1,288,056
FirstFed Financial Corp.* (a)	89,000	5,497,530
Fremont General Corp.	248,900	3,616,517
ITLA Capital Corp.	2,200	125,664
MAF Bancorp., Inc.	53,500	2,305,315
Ocwen Financial Corp.*	26,800	419,420
PFF Bancorp., Inc.	47,250	1,465,223
TierOne Corp.	9,600	307,008
Triad Guaranty, Inc.*	15,400	793,254
W Holding Co., Inc.	80,700	459,183
WSFS Financial Corp.	5,000	322,200

		29,444,915
Health Care 4.8%
Health Care Providers & Services 2.6%
Apria Healthcare Group, Inc.*	138,100	3,216,349
Magellan Health Services, Inc.*	106,000	4,625,840
Sunrise Senior Living, Inc.*	28,400	886,364

		8,728,553
Life Sciences Tools & Services 0.3%
Pharmanet Development Group, Inc.*	56,900	1,064,030
Pharmaceuticals 1.9%
Alpharma, Inc. “A”	106,300	2,346,041
Perrigo Co.	212,400	3,799,836

		6,145,877
Industrials 10.3%
Aerospace & Defense 0.8%
EDO Corp.	13,300	318,003
Orbital Sciences Corp.*	125,700	2,282,712

		2,600,715
Airlines 1.1%
Alaska Air Group, Inc.*	72,100	2,894,815

ExpressJet Holdings, Inc.*	115,300	915,482

		3,810,297
Commercial Services & Supplies 1.8%
Deluxe Corp.	31,900	723,173
Volt Information Sciences, Inc.*	60,100	2,373,950
Watson Wyatt Worldwide, Inc. “A”	65,000	2,934,750

		6,031,873
Construction & Engineering 2.3%
EMCOR Group, Inc.*	70,700	4,181,905
Granite Construction, Inc.	64,200	3,344,820

		7,526,725
Electrical Equipment 1.1%
A.O. Smith Corp.	82,100	2,886,636
LSI Industries, Inc.	36,300	651,585

		3,538,221
Industrial Conglomerates 0.5%
Tredegar Corp.	86,700	1,512,048
Machinery 1.0%
Freightcar America, Inc. (a)	62,400	3,317,808
Road & Rail 1.6%
Arkansas Best Corp.	41,500	1,700,670
Dollar Thrifty Automotive Group, Inc.*	57,000	2,289,120
Marten Transport Ltd.*	85,200	1,449,252
MascoTech, Inc. *	90,800	0

		5,439,042
Trading Companies & Distributors 0.1%
Electro Rent Corp.*	11,400	188,442
Information Technology 9.5%
Communications Equipment 0.2%
Polycom, Inc.*	23,800	652,120
Computers & Peripherals 0.7%
Komag, Inc.* (a)	64,400	2,463,300
Electronic Equipment & Instruments 0.9%
Agilysys, Inc.	94,800	1,405,884
KEMET Corp.*	86,800	637,980
RadiSys Corp.*	45,300	830,349

		2,874,213
Internet Software & Services 1.0%
EarthLink, Inc.*	150,000	1,053,000
InfoSpace, Inc.*	37,800	763,938
RealNetworks, Inc.*	29,200	320,616
United Online, Inc.	78,000	1,054,560

		3,192,114
IT Services 1.5%
CACI International, Inc. “A”*	27,000	1,553,580
CSG Systems International, Inc.*	133,500	3,601,830

		5,155,410
Semiconductors & Semiconductor Equipment 2.4%
ATMI, Inc.*	13,800	437,322
Brooks Automation, Inc.*	115,400	1,638,680
Kulicke & Soffa Industries, Inc.*	64,700	581,006
Photronics, Inc.*	187,000	2,616,130
RF Micro Devices, Inc.*	366,600	2,676,180

		7,949,318

Software 2.8%
Altiris, Inc.*	61,600	1,386,616
Hyperion Solutions Corp.*	72,500	2,711,500
Lawson Software, Inc.*	232,700	1,773,174
Manhattan Associates, Inc.*	56,900	1,680,257
Mentor Graphics Corp.*	95,500	1,611,085

		9,162,632
Materials 5.4%
Chemicals 0.8%
Georgia Gulf Corp.	125,800	2,690,862
Containers & Packaging 1.2%
Silgan Holdings, Inc.	95,700	3,959,109
Metals & Mining 3.4%
Century Aluminum Co.*	50,600	1,969,352
Chaparral Steel Co. *	76,700	3,189,953
Cleveland-Cliffs, Inc. (a)	69,200	2,926,468
Quanex Corp.	51,825	1,736,656
Ryerson, Inc. (a)	52,500	1,265,250

		11,087,679
Telecommunication Services 3.3%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc. (a)	180,700	2,600,273
CT Communications, Inc.	131,600	3,067,596
FairPoint Communications, Inc.	20,900	376,618
General Communication, Inc. “A”*	172,800	2,265,408
Golden Telecom, Inc.	36,500	1,350,865
TALK America Holdings, Inc.* (a)	129,900	1,041,798
Time Warner Telecom, Inc. “A”*	15,800	315,052

		11,017,610
Utilities 4.7%
Electric Utilities 0.9%
ALLETE, Inc.	47,600	2,146,760
IDACORP, Inc.	21,400	843,802

		2,990,562
Gas Utilities 2.1%
New Jersey Resources Corp.	36,350	1,885,111
Northwest Natural Gas Co.	61,100	2,527,707
Southwest Gas Corp.	64,900	2,328,612

		6,741,430
Independent Power Producers & Energy Traders 0.5%
Black Hills Corp.	48,400	1,670,284
Multi-Utilities 1.2%
Avista Corp.	152,500	3,925,350

Total Common Stocks (Cost $276,531,725)		317,477,914
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill, 4.95% **, 1/18/2007 (b) (Cost $662,814)	670,000	662,814
	Shares	Value ($)

Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 5.32% (c) (d) (Cost $23,084,725)	23,084,725	23,084,725

Cash Equivalents 3.6%
Cash Management QP Trust, 5.31% (e) (Cost $11,796,570)				11,796,570	11,796,570
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 312,075,834)				107.1	353,022,023
Other Assets and Liabilities, Net				(7.1)	(23,510,875)

Net Assets				100.0	329,511,148

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2006 amounted to $22,595,158 which is 6.9% of net assets.
(b)				At October 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At October 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation($)

Russell 2000® Index	12/14/2006	31	11,405,715	11,950,500	544,785

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006